Leases (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Leases
Operating cash flows from operating leases	$ 2,470	$ 121
Operating cash flows from finance leases	29	26
Financing cash flows from finance leases	167	133
Right-of-use assets obtained in exchange for lease obligations
Operating lease	4,964	1,558
Finance leases	$ 47	$ 270